LOANS (Details 10) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of period	$ 1,478	$ 1,294
Accretion of income	(457)	(155)
Reclassifications from nonaccretable difference	0	339
Disposals	0	0
Balance at end of period	$ 1,021	$ 1,478